Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Computation of Earnings Per Share

	Years Ended December 31
	2017	2018	2019
	(NT$)	(NT$)	(NT$)
Basic EP S	$13.30	$14.00	$13.65

Diluted EPS	$13.30	$14.00	$13.65

EPS is computed as follows:

	Amounts (Numerator) NT$ (In Millions)	Number of Shares (Denominator) (In Millions)	EPS (NT$)
Year Ended December 31, 2017
Basic/Diluted EPS
Net income available to common shareholders of the parent	$344,998.3	25,930.3	$13.30

Year Ended December 31, 2018
Basic/Diluted EPS
Net income available to common shareholders of the parent	$363,052.7	25,930.3	$14.00

Year Ended December 31, 2019
Basic/Diluted EPS
Net income available to common shareholders of the parent	$353,948.0	25,930.3	$13.65